Stockholders' Equity - Additional Information (Detail) - USD ($)	1 Months Ended						3 Months Ended		12 Months Ended
	Jan. 21, 2016	Apr. 30, 2015	Mar. 31, 2015	Nov. 01, 2014	Oct. 01, 2014	Jan. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2015
Class of Stock [Line Items]
Common Stock, Shares Authorized							100,000,000		100,000,000	100,000,000
Preferred Stock, Shares Authorized							10,000,000		10,000,000	10,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,416,668
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.79					$ 30.40					$ 2.54
Preferred Stock, Par or Stated Value Per Share							$ 0.001		$ 0.001	$ 0.001
Proceeds from Issuance of Common Stock		$ 1,835,000					$ 2,175,000	$ 0	$ 1,835,000	$ 6,021,144
Cash Paid To Holder For Waiver							$ 35,000		$ 35,000
Commission Of Placement Agent, Percentage	10.00%
Commission Of Placement Agent, Value	$ 250,000
Preferred Stock, Redemption Terms	(i) on or prior to March 26, 2016, in an amount equal to 126% of the aggregate stated value then outstanding, (ii) after March 26, 2016 and on or prior to July 26, 2016, in an amount equal to 144% of the aggregate stated value then outstanding and (iii) after July 26, 2016, in an amount equal to 150% of the aggregate stated value then outstanding.
Convertible Preferred Stock, Terms of Conversion	(a) the conversion price then in effect or (b) 65% of the volume weighted average price of the Companys common stock for ten consecutive days prior to the applicable conversion date.
Conversion of Stock, Description	Until the Company obtains the Shareholder Approval, the conversion of the Series C Preferred Stock is limited to 19.99% of the currently outstanding common stock. Additionally, until the Series C Preferred Stock is no longer outstanding, the Investors may participate in future offerings for up to 50% of the amount of such offerings.
Percentage of Investors Subscription Amount	85.00%
Warrants Exercisable Term	5 years
Preferred Stock Dividends, Income Statement Impact	$ 466,667
Ladenburg Thalmann Co. Inc [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							5,762		5,762
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 5.75		$ 5.75
Cash Paid To Placement Agent							$ 106,000		$ 106,000
Additional Cash paid to Placement Agent							$ 50,000		$ 50,000
Additional Class Of Warrant Or Right Issued							10,870		10,870
Investor [Member]
Class of Stock [Line Items]
Legal Fees	$ 25,000						$ 50,000
Fortress Agreement [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 2.54
Purchase Agreement [Member]
Class of Stock [Line Items]
Sale of Stock, Price Per Share			$ 4.60					$ 4.60
Proceeds from Issuance of Common Stock			$ 2,150,000
Stock Issued During Period, Shares, New Issues			467,392
Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						23,858
Fair Value Adjustment of Warrants				$ 164,196		$ 348,963
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 20.70		$ 30.40
Warrants To Purchase Shares Of Common Stock				27,750
Warrant [Member] | Fortress Agreement [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 22.70
Common Stock [Member]
Class of Stock [Line Items]
Conversion Price Per Share	$ 1.50
Common Stock [Member] | Fortress Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					50,000
Stock Issued During Period, Value, New Issues					$ 1,000,000
Series C Preferred Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share	$ 1,000
Conversion of Stock, Shares Converted	1,666,668
Stock Issued During Period, Shares, New Issues	2,500
Conversion Price Per Share	$ 1.50
Stock Issued During Period, Value, New Issues	$ 2,500,000
Maximum [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized							110,000,000		110,000,000